Federated Hermes Kaufmann Fund II
A Portfolio of Federated Hermes Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2025
Hans P. Utsch, will retire on July 1, 2026. Effective upon his retirement, Mr. Utsch will no longer serve as a portfolio manager of the Fund. Accordingly, effective July 1, 2026, please remove all references to Mr. Utsch.
The other members of the portfolio management team will continue as portfolio managers of the Fund and will continue to manage its portfolio as described in the Prospectus.
November 5, 2025

Federated Hermes Kaufmann Fund II
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457139 (11/25)
© 2025 Federated Hermes, Inc.